Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.33%
Argentina–0.43%
Globant S.A.(a)	11,440	$2,196,480
Brazil–6.50%
Arezzo Industria e Comercio S.A.	400,900	5,170,800
Lojas Americanas S.A., Preference Shares	3,372,681	14,849,560
Lojas Renner S.A.	594,400	4,505,203
Pagseguro Digital Ltd., Class A(a)	170,601	8,350,919
		32,876,482
China–34.11%
BeiGene Ltd.(a)	123,900	3,058,224
BeiGene Ltd., ADR(a)	9,904	3,169,280
Blue Moon Group Holdings Ltd.(a)(b)	295,623	602,437
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	890,000	4,852,363
Huazhu Group Ltd., ADR	477,877	23,177,034
HUYA, Inc., ADR(a)	81,631	2,113,427
Innovent Biologics, Inc.(a)(b)	561,000	6,376,305
Kerry Logistics Network Ltd.	3,461,500	7,384,693
Kingdee International Software Group Co. Ltd.(a)	1,450,300	5,874,493
New Oriental Education & Technology Group, Inc., ADR(a)	34,644	5,802,870
OneConnect Financial Technology Co. Ltd., ADR(a)	362,192	7,432,180
Remegen Co. Ltd., H Shares(a)(b)	522,372	7,007,493
Silergy Corp.	143,000	13,349,499
SITC International Holdings Co. Ltd.	4,562,000	10,442,847
Sunny Optical Technology Group Co. Ltd.	286,400	7,487,053
TAL Education Group, ADR(a)	14,575	1,120,526
Tencent Music Entertainment Group, ADR(a)	581,078	15,456,675
Venus MedTech Hangzhou, Inc., H Shares(a)(b)	526,655	5,296,759
Wuxi Biologics Cayman, Inc.(a)(b)	589,500	8,246,517
Yum China Holdings, Inc.	457,193	25,927,415
Zhongsheng Group Holdings Ltd.	934,789	5,469,174
ZTO Express Cayman, Inc., ADR	90,448	2,992,020
		172,639,284
Colombia–0.65%
Banco Davivienda S.A., Preference Shares	348,703	3,292,596
Egypt–2.12%
Cairo Investment & Real Estate Development Co. SAE	3,617,782	3,219,527
Commercial International Bank Egypt S.A.E.	1,875,852	7,520,125
		10,739,652
Greece–1.04%
JUMBO S.A.	337,198	5,255,987
Shares		Value
Hong Kong–0.46%
Hongkong & Shanghai Hotels Ltd. (The)	2,656,000	$2,332,667
India–12.44%
Bandhan Bank Ltd.(a)(b)	1,244,616	5,274,991
CRISIL Ltd.	229,755	5,987,771
Havells India Ltd.	376,798	5,393,726
ICICI Lombard General Insurance Co. Ltd.(a)(b)	174,719	3,149,001
Indian Hotels Co. Ltd. (The)	1,570,048	2,656,869
Oberoi Realty Ltd.(a)	1,311,074	9,462,776
United Spirits Ltd.(a)	811,396	6,432,245
Voltas Ltd.	1,366,613	17,003,182
Zee Entertainment Enterprises Ltd.	2,524,723	7,576,140
		62,936,701
Indonesia–6.46%
PT Ace Hardware Indonesia Tbk	119,196,600	13,213,322
PT Semen Indonesia (Persero) Tbk	15,231,200	11,460,688
PT Unilever Indonesia Tbk	16,316,900	8,043,592
		32,717,602
Mexico–5.45%
Alsea S.A.B. de C.V.(a)	9,461,320	10,666,428
Coca-Cola FEMSA S.A.B. de C.V., ADR	56,420	2,456,527
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	370,235	5,825,254
Regional S.A.B. de C.V.(a)	2,105,095	8,611,799
		27,560,008
Nigeria–0.60%
Guaranty Trust Bank PLC	34,639,124	3,027,392
Peru–2.18%
Credicorp Ltd.	54,710	8,224,554
InRetail Peru Corp.(b)	66,820	2,806,440
		11,030,994
Philippines–6.72%
Ayala Corp.	175,950	2,822,655
Ayala Land, Inc.	12,915,100	10,128,208
BDO Unibank, Inc.	2,260,280	4,752,777
Philippine Seven Corp.	346,902	736,141
San Miguel Food and Beverage, Inc.	5,828,810	8,235,442
SM Prime Holdings, Inc.	10,010,500	7,342,784
		34,018,007
Poland–0.73%
Allegro.eu S.A.(a)(b)	115,609	2,267,913
InPost S.A.(a)	58,955	1,416,587
		3,684,500
Russia–9.83%
Ozon Holdings PLC, ADR(a)	101,248	4,894,328
Polyus PJSC, GDR(b)	58,819	5,561,337
TCS Group Holding PLC, GDR(b)	326,090	13,385,463
Yandex N.V., Class A(a)	413,533	25,903,707
		49,744,835

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Shares		Value
South Korea–2.77%
Samsung Biologics Co. Ltd.(a)(b)	19,845	$14,017,837
Spain–0.86%
AmRest Holdings SE(a)	571,611	4,346,652
Taiwan–3.31%
Largan Precision Co. Ltd.	40,000	4,206,487
President Chain Store Corp.	500,000	4,760,037
Voltronic Power Technology Corp.	169,919	7,777,728
		16,744,252
Thailand–1.21%
Thai Beverage PCL	9,876,500	6,132,649
Turkey–0.46%
Turkiye Garanti Bankasi A.S.(a)	1,855,135	2,335,033
United Arab Emirates–0.00%
NMC Health PLC(a)(c)	239,387	3
Total Common Stocks & Other Equity Interests (Cost $352,571,420)		497,629,613
Shares		Value
Money Market Funds–1.49%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,634,274	$2,634,274
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(d)(e)	1,880,702	1,881,454
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	3,010,599	3,010,599
Total Money Market Funds (Cost $7,526,320)		7,526,327
TOTAL INVESTMENTS IN SECURITIES—99.82% (Cost $360,097,740)		505,155,940
OTHER ASSETS LESS LIABILITIES–0.18%		906,584
NET ASSETS–100.00%		$506,062,524
Investment Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $78,844,856, which represented 15.58% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,217,505	$7,890,772	$(7,474,003)	$-	$-	$2,634,274	$161
Invesco Liquid Assets Portfolio, Institutional Class	1,583,761	5,636,265	(5,338,573)	165	(164)	1,881,454	427
Invesco Treasury Portfolio, Institutional Class	2,534,292	9,018,025	(8,541,718)	-	-	3,010,599	99
Total	$6,335,558	$22,545,062	$(21,354,294)	$165	$(164)	$7,526,327	$687

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$2,196,480	$—	$—	$2,196,480
Brazil	32,876,482	—	—	32,876,482
China	87,793,864	84,845,420	—	172,639,284
Colombia	3,292,596	—	—	3,292,596
Egypt	7,520,125	3,219,527	—	10,739,652
Greece	—	5,255,987	—	5,255,987
Hong Kong	—	2,332,667	—	2,332,667
India	—	62,936,701	—	62,936,701
Indonesia	—	32,717,602	—	32,717,602
Mexico	27,560,008	—	—	27,560,008
Nigeria	—	3,027,392	—	3,027,392
Peru	11,030,994	—	—	11,030,994
Philippines	—	34,018,007	—	34,018,007
Poland	1,416,587	2,267,913	—	3,684,500
Russia	36,359,372	13,385,463	—	49,744,835
South Korea	—	14,017,837	—	14,017,837
Spain	—	4,346,652	—	4,346,652
Taiwan	—	16,744,252	—	16,744,252
Thailand	—	6,132,649	—	6,132,649
Turkey	—	2,335,033	—	2,335,033
United Arab Emirates	—	—	3	3
Money Market Funds	7,526,327	—	—	7,526,327
Total Investments	$217,572,835	$287,583,102	$3	$505,155,940
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Emerging Markets Innovators Fund